Trading Activities, Net Interest Income and Net Gains (Losses) from Trading Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net Interest Income and Net Gains (Losses) from Trading Activities [Line Items]
Interest income	$ 4,229	$ 3,011	$ 2,567
Interest expense	643	592	405
Total net interest income	3,586	2,419	2,162
Total net gains (losses) from trading activities	4,799	2,116	284
Total trading-related net interest and noninterest income	8,385	4,535	2,446
Interest rate [Member]
Net Interest Income and Net Gains (Losses) from Trading Activities [Line Items]
Total net gains (losses) from trading activities	444	456	(587)
Commodity [Member]
Net Interest Income and Net Gains (Losses) from Trading Activities [Line Items]
Total net gains (losses) from trading activities	372	345	10
Equity [Member]
Net Interest Income and Net Gains (Losses) from Trading Activities [Line Items]
Total net gains (losses) from trading activities	1,106	883	52
Foreign Exchange
Net Interest Income and Net Gains (Losses) from Trading Activities [Line Items]
Total net gains (losses) from trading activities	2,124	1,168	839
Credit [Member]
Net Interest Income and Net Gains (Losses) from Trading Activities [Line Items]
Total net gains (losses) from trading activities	$ 753	$ (736)	$ (30)